Cover	Sep. 15, 2020
Document Information [Line Items]
Security Exchange Name	NYSE
Document Type	8-K/A
Entity Registrant Name	Switch, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-38231
Entity Tax Identification Number	82-1883953
Entity Address, Address Line One	7135 S. Decatur Boulevard
Entity Address, Postal Zip Code	89118
Entity Address, State or Province	NV
Entity Address, City or Town	Las Vegas,
City Area Code	(702)
Local Phone Number	444-4111
Title of 12(b) Security	Class A common stock, par value $0.001
Trading Symbol	SWCH
Document Period End Date	Sep. 15, 2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001710583
Amendment Flag	true
Amendment Description	On September 16, 2020, Switch, Inc. (the “Company”) filed a Current Report on Form 8-K to report the appointment of Angela Archon to the Board of Directors (the “Board”) of the Company, effective November 4, 2020. On October 8, 2020, the Company filed a Current Report on Form 8-K to report the appointment of Liane Pelletier to the Board, effective November 4, 2020. At the time of those filings, the Board had not yet determined on which committees Mses. Archon and Pelletier would be appointed to serve. This Current Report on Form 8-K/A is being filed to provide this information.